Deposits Account Balances (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Non-interest bearing	$ 33,116,883	$ 28,433,587
Interest-bearing demand	4,835,768	5,513,729
Money market	20,595,812	22,220,023
Individual savings	10,632,569	9,567,472
Time deposits $100,000 or greater	137,865,996	126,350,997
Other time deposits	74,294,305	84,812,974
Total	$ 281,341,333	$ 276,898,782